FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22699

Nuveen Preferred and Income Term Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: July 31

Date of reporting period: June 30, 2019

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22699

Registrant Name:  Nuveen Preferred & Income Term Fund

Reporting Period:  07/01/2018 - 06/30/2019

Nuveen Preferred & Income Term Fund

ASPEN INSURANCE HOLDINGS LTD. Meeting Date: DEC 10, 2018 Record Date: NOV 02, 2018 Meeting Type: SPECIAL
Ticker: AHL Security ID: G05384154
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2	Approve Merger Agreement	Management	For	For
4	Adjourn Meeting	Management	For	For

ASPEN INSURANCE HOLDINGS LTD. Meeting Date: DEC 10, 2018 Record Date: NOV 02, 2018 Meeting Type: SPECIAL
Ticker: AHL Security ID: G05384162
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2	Approve Merger Agreement	Management	For	For
4	Adjourn Meeting	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Preferred and Income Term Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 19, 2019